Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2023	May 31, 2022
Commitments and Contingencies.
Schedule of future commitments

Fiscal Year	Amount
2023 (3 months remaining)	$34,638
2024	121,750
2025	76,400
2026 and thereafter	—
Total	$232,788

Fiscal Year	Amount
2023	$34,638
2024	121,750
2025	76,400
2026 and thereafter	—
Total	$232,788

Schedule of operating lease balances

(in thousands)	February 28, 2023	May 31, 2022
Assets
Right-of-use asset	$434	$536
Liabilities
Current operating lease liability	$138	$134
Non-current operating lease liability	318	422
Total operating lease liability	$456	$556

The following table summarizes the presentation of the operating leases in our consolidated balance sheet at May 31, 2022 and 2021:

	As of May 31,
(in thousands)	2022	2021
Assets
Right of use asset	$536	$712
Liabilities
Current operating lease liability	$134	$175
Non-current operating lease liability	422	552
Total operating lease liability	$556	$727

Schedule of the minimum (base rental) lease payments

Fiscal Year	Amount
2023 (3 months remaining)	$45
2024	182
2025	185
2026	169
Total operating lease payments	581
Less: imputed interest	(125)
Present value of operating lease liabilities	$456

The minimum (base rental) lease payments reconciled to the carrying value of the operating lease liabilities as of May 31, 2022 are expected to be as follows (in thousands):

Fiscal Year	Amount
2023	$177
2024	182
2025	185
2026	208
Total operating lease payments	752
Less: imputed interest	(196)
Present value of operating lease liabilities	$556

Schedule of supplemental information relating to operating leases

	February 28, 2023
Weighted average remaining lease term	3.1	years
Weighted average discount rate	10.0%